29. Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 60,900,466	R$ 32,342,306	R$ 43,711,800
Debt instruments	3,545,660	3,735,076	3,171,746
Balances with The Brazilian Central Bank	57,354,806	28,607,230	40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	98,466,232	57,020,903	68,852,314
Debt instruments	68,520,799	34,885,631	50,066,469
Equity instruments	1,818,276	2,029,470	766,333
Derivatives	28,127,157	20,105,802	18,019,512
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	499,720	171,453	917,477
Loans and advance to clients	60,808		619,180
Equity instruments	438,912	171,453	298,297
Financial Assets Measured At Fair Value Through Other Comprehensive Income	109,740,387	96,120,233	85,436,677
Debt instruments	109,668,214	95,962,927	85,395,691
Equity instruments	72,173	157,306	40,986
Hedging derivatives (assets)	743,463	339,932	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	77,643,290	46,064,669	50,938,992
Trading derivatives	31,835,344	22,229,016	18,243,315
Short positions	45,807,946	23,835,653	32,695,677
Financial Liabilities Measured At Fair Value Through Profit Or Loss	7,038,467	5,319,416	1,946,056
Other financial liabilities	7,038,467	5,319,416	1,946,056
Hedging derivatives (liabilities)	144,594	200,961	223,520
Level 1 [Member]
Statement Line Items [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	588,778	975,393	2,660,859
Debt instruments	588,778	975,393	2,660,859
Balances with The Brazilian Central Bank
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	70,139,962	35,057,803	49,855,112
Debt instruments	68,461,854	33,028,333	49,094,924
Equity instruments	1,678,108	2,029,470	757,843
Derivatives			2,345
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		143,077	142,732
Loans and advance to clients
Equity instruments		143,077	142,732
Financial Assets Measured At Fair Value Through Other Comprehensive Income	106,456,132	93,555,527	83,283,924
Debt instruments	106,454,645	93,531,617	83,253,117
Equity instruments	1,487	23,910	30,807
Hedging derivatives (assets)
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading			32,697,510
Trading derivatives			1,833
Short positions			32,695,677
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Other financial liabilities
Hedging derivatives (liabilities)
Level 2 [Member]
Statement Line Items [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	57,354,806	28,739,507	40,540,054
Debt instruments		132,277
Balances with The Brazilian Central Bank	57,354,806	28,607,230	40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	27,508,722	21,247,552	17,626,932
Debt instruments	11,848	1,726,441	432,910
Equity instruments	128,251		8,490
Derivatives	27,368,623	19,521,111	17,185,532
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	217,569	627	619,798
Loans and advance to clients	31,779		619,180
Equity instruments	185,790	627	618
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,987,234	1,612,741	1,442,797
Debt instruments	1,953,504	1,612,741	1,442,797
Equity instruments	33,730
Hedging derivatives (assets)	743,463	339,932	343,934
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	76,890,170	45,499,913	17,600,024
Trading derivatives	31,082,223	21,664,260	17,600,024
Short positions	45,807,947	23,835,653
Financial Liabilities Measured At Fair Value Through Profit Or Loss	7,038,467	3,719,416
Other financial liabilities	7,038,467
Hedging derivatives (liabilities)	144,594	200,961	223,520
Level 3 [Member]
Statement Line Items [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	2,956,882	2,627,405	510,887
Debt instruments	2,956,882	2,627,405	510,887
Balances with The Brazilian Central Bank
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	817,548	715,548	1,370,270
Debt instruments	47,097	130,857	538,635
Equity instruments	11,917
Derivatives	758,534	584,691	831,635
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	282,151	27,749	154,947
Loans and advance to clients	29,029
Equity instruments	253,122	27,749	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,297,021	951,966	709,956
Debt instruments	1,260,065	818,569	699,777
Equity instruments	36,956	133,397	10,179
Hedging derivatives (assets)
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	753,121	564,757	641,458
Trading derivatives	753,121	564,757	641,458
Short positions
Financial Liabilities Measured At Fair Value Through Profit Or Loss		1,600,000
Other financial liabilities
Hedging derivatives (liabilities)